Scope of Consolidation and Non-Consolidated Entities - Interim Statements of Consolidated Comprehensive Income (Unaudited) (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of scope of consolidated and non consolidated entities [line items]
Net income (Loss)	$ (15,928)	$ (49,165)	$ (66,648)	$ (108,443)	$ (114,034)	$ (125,107)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	(21)	(42)	55	597	1,983	240
Currency translation adjustment	4,736	2,258	1,602	2,919	(16,770)	(21,458)
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	4,736	2,258	1,602	2,919	(16,770)	(21,458)
Other comprehensive income (loss) from discontinued operations	(4,892)	(1,219)	(994)	(1,522)	5,831	6,220
Total Comprehensive income (loss)	(16,105)	(48,168)	(65,985)	(106,449)	(122,989)	(140,106)
Attributable to shareholders of Cellectis	(11,876)	(42,252)	(60,086)	(100,535)	(114,739)	(127,890)
Attributable to non-controlling interests	(4,229)	(5,916)	(5,899)	$ (5,914)	$ (8,250)	$ (12,216)
Previously Reported [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Net income (Loss)	(13,583)	(46,108)	(63,590)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	(21)	(42)	55
Currency translation adjustment	4,751	2,272	1,620
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	4,751	2,272	1,620
Other comprehensive income (loss) from discontinued operations	(4,906)	(1,233)	(1,012)
Total Comprehensive income (loss)	(13,760)	(45,111)	(62,927)
Attributable to shareholders of Cellectis	(11,139)	(41,172)	(59,002)
Attributable to non-controlling interests	(2,620)	(3,939)	(3,925)
Adjustment [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Net income (Loss)	(2,345)	(3,058)	(3,058)
Currency translation adjustment	(13)	(14)	(18)
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	(13)	(14)	(18)
Other comprehensive income (loss) from discontinued operations	13	14	18
Total Comprehensive income (loss)	(2,345)	(3,058)	(3,058)
Attributable to shareholders of Cellectis	(736)	(1,080)	(1,084)
Attributable to non-controlling interests	$ (1,609)	$ (1,978)	$ (1,974)